Document and Entity Information	Nov. 24, 2025
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 24, 2025
Entity Registrant Name	Republic Airways Holdings Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38626
Entity Tax Identification Number	85-0302351
Entity Address Address Line 1	2 Brickyard Lane
Entity Address City Or Town	Carmel
Entity Address State Or Province	IN
Entity Address Postal Zip Code	46032
City Area Code	317
Local Phone Number	484-6000
Entity Information Former Legal Or Registered Name	Mesa Air Group, Inc.
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	RJET
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0000810332
Amendment Flag	false
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	410 North 44th Street
Entity Address Address Line 2	Suite 700
Entity Address City Or Town	Phoenix
Entity Address State Or Province	AZ
Entity Address Postal Zip Code	85008